Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Loss	$ (6,213)	$ (4,799)	$ (7,016)
Adjustments to reconcile loss to net cash provided by (used in) operating activities:
Loss on disposal of property and equipment	11	9	15
Depreciation	1,246	1,337	1,285
Stock-based compensation	980	1,066	1,220
Amortization of intangible assets	2,836	1,549	1,736
Accrued interest, accretion of discount and exchange rate differences on credit line	(19)	69	124
Accretion and change in fair value of earn-out liabilities, net		(27)	(445)
Other expenses related to the earn-out consideration	774
Deferred taxes, net	(212)	(257)	(318)
Changes in assets and liabilities:
Trade receivables, net	759	716	866
Prepaid expenses and other receivables	(82)	36	839
Change in long-term lease deposits	(184)	(12)	1
Trade payables	124	(110)	(542)
Employees and payroll accruals, accrued expenses and other liabilities	16	(417)	(496)
Deferred revenues	2,305	(1,069)	(1,047)
Accrued severance pay, net	88	52	18
Other long-term liabilities	(11)	41	100
Net cash provided by (used in) operating activities	2,418	(1,816)	(3,660)
Cash flows from investing activities:
Capitalization of technology	(3,128)	(1,929)
Proceeds from sale of property and equipment		5	9
Purchase of property and equipment	(985)	(1,222)	(771)
Net cash used in investing activities	(4,113)	(3,146)	(762)
Cash flows from financing activities:
Proceeds from public offering, net		11,524	10,239
Payment of earn-out consideration		(457)	(351)
Proceeds from credit line		4,400	6,800
Repayment of credit line	(4,150)	(5,200)	(5,270)
Proceeds from options exercised	84	153	384
Net cash provided by (used in) financing activities	(4,066)	10,420	11,802
Effect of exchange rate changes on cash and cash equivalents	3	(142)	(74)
Increase (decrease) in cash and cash equivalents	(5,758)	5,316	7,306
Cash and cash equivalents at the beginning of the year	16,379	11,063	3,757
Cash and cash equivalents at the end of the year	10,621	16,379	11,063
Cash paid during the year for:
Taxes	299	190	207
Interest	60	185	279
Non-cash transactions:
Purchase of property and equipment by credit	$ (39)	$ (82)	$ (324)